QUARTERLY RESULTS (UNAUDITED)	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY RESULTS (UNAUDITED)
NOTE	18 — QUARTERLY RESULTS (UNAUDITED)
Presented below is a summary of the unaudited quarterly financial information for the years ended December 31, 2020 and 2019 (in thousands, except for per share amounts)
.
 In the opinion of management, the information for the interim periods presented includes all adjustments which are of a normal and recurring nature, necessary to present a fair presentation of the results for each period.

	December 31, 2020
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$74,007	$67,296	$72,642	$76,978
Net (loss) income	$(12,175)	$(3,746)	$4,179	$(11,776)
Basic and diluted net (loss) income per common share (1)	$(0.04)	$(0.01)	$0.01	$(0.04)

(1)
The Company calculates net (loss) income per share based on the weighted-average number of outstanding shares of common stock during the reporting period. The average number of shares fluctuates throughout the year and can therefore produce a full year result that does not agree to the sum of the individual quarters.

	December 31, 2019
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$109,260	$105,529	$105,479	$93,088
Net income	$8,851	$9,006	$2,573	$162,590
Net income attributable to the Company	$8,817	$8,973	$2,541	$162,568
Basic and diluted net income per common share (1)	$0.03	$0.03	$0.01	$0.52

(1)
The Company calculates net income per share based on the weighted-average number of outstanding shares of common stock during the reporting period. The average number of shares fluctuates throughout the year and can therefore produce a full year result that does not agree to the sum of the individual quarters.